Leases - Financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Non-current liabilities	$ (56,585)	$ (54,484)
Current liabilities	(12,867)	(11,766)
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Non-current assets	(46,286)	(42,540)
Leased land and buildings | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Non-current assets	28,436	26,071
Leased plant and machinery | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Non-current assets	$ 51,524	$ 41,314